Assets and liabilities held for sale (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill	£ 8,202	£ 8,317
Property, plant and equipment	1,809	1,780
Inventories	1,190	1,408
Assets held for sale		396
ChapStick
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	170
Assets and liabilities classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Intangible assets		380
Inventories		16
Assets held for sale		396
Assets and liabilities classified as held for sale | ChapStick
Disclosure of analysis of single amount of discontinued operations [line items]
Intangible assets		377
Inventories		16
Impairment loss recognised in profit or loss, intangible assets other than goodwill		£ 170
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	£ 15